UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Accounts receivable, net of allowances	$ 805	¥ 5,769	¥ 4,916
Short-term loan | ¥			3,000
Accounts payable	5,359	38,387	32,691
Deferred revenue and customer deposits	21,790	156,095	147,111
Current Operating lease liabilities	665	4,766	4,461
Accrued liabilities and other current liabilities	9,555	68,449	74,370
Non-current operating lease liabilities	1,822	13,055	13,376
Deferred tax liabilities	296	2,118	3,059
Other non-current liabilities	$ 79	¥ 567	¥ 567
Class A Common Shares
Common shares, par value per share | $ / shares	$ 0.0001			$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	63,256,460	63,256,460	63,041,500
Common shares, shares outstanding	63,256,460	63,256,460	63,041,500
Treasury stock, common, shares	833,768	833,768	442,915
Class B Common Shares
Common shares, par value per share | $ / shares	$ 0.0001			$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Short-term loan	$ 0	¥ 0	¥ 3,000
Accounts payable	4,520	32,378	26,479
Deferred revenue and customer deposits	16,750	119,993	129,918
Current Operating lease liabilities	423	3,027	2,750
Accrued liabilities and other current liabilities	7,802	55,889	68,349
Non-current operating lease liabilities	992	7,103	6,437
Deferred tax liabilities	296	2,118	3,059
Other non-current liabilities	$ 79	¥ 567	¥ 567